Segment reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment reporting
Segment reporting
14.	Segment reporting:

The Company’s Chief Executive Officer and Chairman is the Chief Operating Decision Maker (“CODM”) of the Company. The CODM evaluates how the Company allocates resources, assesses performance and makes strategic and operational decisions. Based upon such evaluation, the Company has determined that it has three reportable segments. The Company’s reportable segments are critical metals, data processing and energy storage.

Critical metals is focused on mineral project exploration and development with a focus on identifying and developing mineral projects, and ultimately mines, associated with the metals necessary for electrification.

The data processing segment provides data analytics, geophysical modeling, software licensing and artificial intelligence services for the mineral, oil & gas and water exploration industries.

The energy storage segment develops, manufactures and installs vanadium flow batteries for grid-scale energy storage.

Segment information for the periods presented is as follows:

	Three months ended September 30, 2022				Nine months ended September 30, 2022
	Critical	Data	Energy		Critical	Data	Energy
	Metals	Processing	Storage	Total	Metals	Processing	Storage	Total
Revenue	$—	$554	$627	$1,181	$—	$7,545	$627	$8,172
Intersegment revenues	—	89	—	89	—	228	—	228
Loss (income) from operations	38,669	640	2,400	41,709	86,552	(3,956)	6,005	88,601
Segment Assets	267,548	6,542	20,712	294,802	267,548	6,542	20,712	294,802

	Three months ended September 30, 2021				Nine months ended September 30, 2021
	Critical	Data	Energy		Critical	Data	Energy
	Metals	Processing	Storage	Total	Metals	Processing	Storage	Total
Revenue	$—	$1,043	$2	$1,045	$—	$3,993	$106	$4,099
Intersegment revenues	—	56	—	56	—	100	—	100
Loss (income) from operations	15,630	185	2,548	18,363	33,770	(97)	4,863	38,536
Segment Assets	106,723	8,008	30,126	144,857	106,723	8,008	30,126	144,857

28.	Segment reporting:

The Company’s Chief Executive Officer and Chairman and of the Board is the Chief Operating Decision Maker (“CODM”) of the Company. The CODM evaluates how the Company allocates resources, assesses performance and makes strategic and operational decisions. Based upon such evaluation, the Company has determined that it has three reportable segments. The Company’s reportable segments are critical metals, technology and energy storage.

Critical metals is focused on mineral project exploration and development with a focus on identifying and developing mineral projects, and ultimately mines, associated with the metals necessary for electrification.

The data processing segment provides data analytics, geophysical modeling and artificial intelligence services for the mineral, oil & gas and water exploration industries.

The energy storage segment develops, manufactures and installs vanadium flow batteries for grid-scale energy storage. Segment information for the periods presented is as follows:

	As at and for the year ended December 31, 2021
	Critical Metals	Data Processing	Energy Storage	Total
Revenue	$—	$4,512	$140	$4,652
Intersegment revenues	—	112	—	112
Loss from operations	53,188	633	6,928	60,749
Depreciation and amortization	826	2,865	559	4,250
Segment Assets	119,738	6,152	27,641	153,531
Expenditures for segment assets	14,832	8	341	15,181
Investments subject to significant influence	7,701	—	—	7,701

	As at and for the year ended December 31, 2020
	Critical Metals	Data Processing	Energy Storage	Total
Revenue	$185	$4,212	$236	$4,633
Intersegment revenues	—	135	—	135
Loss from operations	21,054	752	4,795	26,601
Depreciation and amortization	790	2,783	466	4,039
Segment Assets	52,041	10,348	9,332	71,721
Expenditures for segment assets	14,911	7	85	15,003
Investments subject to significant influence	7,727	—	—	7,727

	As at and for the year ended December 31, 2019
	Critical Metals	Data Processing	Energy Storage	Total
Revenue	$278	$3,032	$442	$3,752
Intersegment revenues	—	117	—	117
Loss from operations	18,477	1,293	6,410	26,180
Depreciation and amortization	595	2,718	563	3,876
Segment Assets	33,502	11,802	7,473	52,777
Expenditures for segment assets	3,969	5	32	4,006
Investments subject to significant influence	14,438	—	—	14,438

The following tables illustrate the geographic makeup of the Company’s revenues and long-lived assets.

	Year ended December 31,
Revenue	2021	2020	2019
Canada	$4,512	$4,212	$3,032
China	140	236	442
Other	—	185	278
Total	$4,652	$4,633	$3,752

Revenues are attributed to countries based on the location in which the sale originated.

	As at December 31,
Long-lived assets	2021	2020
U.S.A	$55,781	$14,584
Colombia	14,604	14,409
Peru	2,558	2,529
China	764	989
Other	147	181
Total	$73,854	$32,692

Long-lived assets comprise the Company’s exploration mineral interests (excluding the mineral royalty) and property, plant and equipment.

Long-lived assets reconcile to segment assets and the balance sheet as follows:

	As at December 31,
	2021	2020
Total long-lived assets	$73,854	$32,692
Total current assets	58,265	16,826
Mineral Royalty (Note 10(e))	1,708	1,708
Investments subject to significant influence	7,701	7,727
Other investments	1,802	1,196
Intangible assets	4,340	7,451
Other non-current assets	5,861	4,121
Total assets and segment assets	$153,531	$71,721